Deferred Charges, Net - Schedule of Deferred Charges (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Deferred Charges Net Abstract
Deferred charges, beginning balance	$ 740
Additions	480
Amortization of special survey costs	(117)	$ (55)
Deferred charges, ending balance	$ 1,103